Income Taxes (Reconciliation Of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Income Taxes [Abstract]
Federal income taxes at statutory rate	$ 49,906	$ 40,479	$ 40,803
State income taxes, net of federal tax benefit	670	653	102
Qualified production activities deduction	(952)	(887)	(1,700)
Foreign rate differential	(461)	(603)	(890)
U.S research credit	(425)	(293)	(206)
All other, net	(821)	(332)	(552)
Income taxes	$ 47,917	$ 39,017	$ 37,557